SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2001

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

11-01    GER     1000     6.6820       7.59	       Weeden & Co.
11-02    " "     1000     6.7880       7.47	 		""
11-06    " "     2000     6.8350       7.59	 		""
11-08    " "     2000     7.0000       8.01	 		""
11-09    " "     1400     7.0529       7.84	 		""
11-12    " "     1000     6.9850       7.69	 		""
11-19    " "     3500     7.3643       8.04	 		""
11-20    " "     3000     7.3047       7.94	 		""
11-21    " "     1500     7.1000       7.87	 		""
11-23    " "      900     7.1800       7.98	 		""
11-26    " "     3000     7.1850       7.94	 		""
11-27    " "     2800     7.1714       7.80	 		""
11-28    " "     3000     7.0817       7.66	 		""
11-29    " "     2700     7.1244       7.74	 		""





The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          12/03/01